Details of Income Statement Items (Financing Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing income [Abstract]
Net gain from change in fair value of derivative designated as cash flow hedge	$ 54	$ 38	$ 0
Interest income from banks and others	7	8	3
Financing income in relation to employee benefits	0	0	7
Net gain from change in fair value of derivative designated as economic hedge	0	45	0
Net gain from changes in exchange rates	0	0	46
Finance income	61	91	56
Financing expenses [Abstract]
Interest expenses to banks and others	120	125	117
Net loss from changes in exchange rates	58	72	0
Financing expenses in relation to employee's benefits plans	38	39	0
Net gain from change in fair value of derivative designated as economic hedge - Expenses	23	0	101
Banks and finance institutions commissions (mainly commission on early repayment of loans)	4	3	18
Financing expenses	243	239	236
Net of borrowing costs capitalized	24	19	22
Finance expenses	219	220	214
Net financing expenses recorded in the income statements	$ 158	$ 129	$ 158